Short-Term Borrowings (Details) - Schedule of Short-Term borrowings - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Short-Term borrowings [Abstract]
Short-term borrowings	$ 1,062,962	$ 2,811,555